Cover	May 03, 2021
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K (the “Amendment”) amends the audited balance sheet as of May 3, 2021 (the “Original Report”) of TradeUP Global Corporation (the “Company”), as originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on May 7, 2021 to restate the financial statements as of May 3, 2021 included in the Original Report (the “Original Financial Statements”).
Document Period End Date	May 03, 2021
Entity File Number	001-40368
Entity Registrant Name	TradeUP Global Corporation
Entity Central Index Key	0001847075
Entity Tax Identification Number	98-1584130
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	437 Madison Avenue
Entity Address, Address Line Two	27th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	732
Local Phone Number	910-9692
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	TUGCU
Security Exchange Name	NASDAQ
Common Class A [Member]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	TUGC
Security Exchange Name	NASDAQ
Warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Title of 12(b) Security	Warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	TUGCW
Security Exchange Name	NASDAQ